UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Institutional Small-Cap Stock Fund

(TRSSX)

This semi-annual shareholder report contains important information about Institutional Small-Cap Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Small-Cap Stock Fund	$36	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$5,025,292
Number of Portfolio Holdings	326
Table Summary

Portfolio Turnover Rate	43.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	22.2%
Industrials & Business Services	19.4
Information Technology	15.6
Financials	15.4
Consumer Discretionary	6.9
Energy	6.0
Materials	4.4
Real Estate	3.4
Utilities	3.0
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Liberty Live Holdings	2.5%
VSE	2.1
Lattice Semiconductor	2.0
Dyne Therapeutics	1.7
Immunome	1.7
Loar Holdings	1.5
BrightSpring Health Services	1.3
Dianthus Therapeutics	1.2
Golar LNG	1.1
Esab	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E129-053 8/26

Institutional Small-Cap Stock Fund

 (TRSSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Institutional Small-Cap Stock
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 24 .38 $ 24 .88 $ 26 .63 $ 23 .90 $ 32 .85 $ 30 .62
Investment activities
Net investment income
(1)(2)
–
(3)
0 .04 0 .06 0 .09 0 .06 0 .01
Net realized and unrealized gain/
loss 4 .94 2 .03 3 .08 4 .10 ( 7 .73 ) 5 .02
Total from investment activities 4 .94 2 .07 3 .14 4 .19 ( 7 .67 ) 5 .03
Distributions
Net investment income – ( 0 .08 ) ( 0 .18 ) ( 0 .12 ) ( 0 .05 ) ( 0 .02 )
Net realized gain – ( 2 .49 ) ( 4 .71 ) ( 1 .34 ) ( 1 .23 ) ( 2 .78 )
Total distributions – ( 2 .57 ) ( 4 .89 ) ( 1 .46 ) ( 1 .28 ) ( 2 .80 )
NET ASSET VALUE
End of period $ 29 .32 $ 24 .38 $ 24 .88 $ 26 .63 $ 23 .90 $ 32 .85
Ratios/Supplemental Data
Total return
(2)(4)
20 .26% 8 .34% 11 .75% 17 .55% ( 23 .31 ) % 16 .77%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .66%
(5)
0 .66% 0 .66% 0 .66% 0 .66% 0 .66%
Net expenses after waivers/
payments by Price Associates 0 .66%
(5)
0 .66% 0 .66% 0 .66% 0 .66% 0 .66%
Net investment income 0 .01%
(5)
0 .18% 0 .23% 0 .37% 0 .21% 0 .02%
Portfolio turnover rate 43 .8% 84 .1% 59 .9% 26 .2% 25 .1% 18 .9%
Net assets, end of period (in
millions) $5,025 $4,447 $4,528 $4,401 $4,479 $6,158
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.5%
COMMUNICATION
SERVICES  2.4%
Diversified Telecommunication
Services  1.2%
Anterix 410,887 42,297
Uniti Group (1) 1,775,402 20,364
62,661
Entertainment  1.1%
Atlanta Braves Holdings, Class C (1) 294,154 15,266
Madison Square Garden Sports (1) 94,594 38,012
53,278
Interactive Media & Services  0.0%
Reddit, Class A (1) 2,749 477
477
Media  0.1%
EchoStar, Class A (1) 48,614 4,934
4,934
Total Communication Services 121,350
CONSUMER
DISCRETIONARY  6.7%
Broadline Retail  0.5%
Ollie's Bargain Outlet Holdings (1) 132,044 10,152
Savers Value Village (1) 1,431,270 14,441
24,593
Diversified Consumer
Services  2.9%
Liberty Live Holdings, Class C (1) 1,199,482 126,713
Service Corp. International  216,885 16,475
143,188
Hotels, Restaurants &
Leisure  1.8%
Cava Group (1) 2,828 222
Dutch Bros, Class A (1) 228,276 16,392
Life Time Group Holdings (1) 459,821 18,779
Planet Fitness, Class A (1) 654,068 34,123
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,607 (1)(2)(3)(4) 2,059,233 5,004
Wingstop 91,697 15,901
90,421
Household Durables  0.3%
Installed Building Products  75,381 17,326
17,326
Specialty Retail  0.6%
Boot Barn Holdings (1) 46,469 7,633
Burlington Stores (1) 50,087 15,867
Floor & Decor Holdings, Class A (1) 8,169 485
Urban Outfitters (1) 93,855 6,651
30,636
Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.6%
Birkenstock Holding (1) 339,715 14,618
Kontoor Brands  183,508 15,293
29,911
Total Consumer Discretionary 336,075
CONSUMER STAPLES  0.8%
Consumer Staples Distribution &
Retail  0.8%
BJ's Wholesale Club Holdings (1) 111,035 9,684
Grocery Outlet Holding (1) 2,523,223 25,182
PriceSmart 39,928 7,800
42,666
Food Products  0.0%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $4,593 (1)(2)(3) 248,750 —
Mama's Creations (1) 137,752 2,459
2,459
Total Consumer Staples 45,125
ENERGY  5.9%
Energy Equipment &
Services  2.5%
Archrock 258,843 10,538
Cactus, Class A  114,805 5,881
Kodiak Gas Services  148,873 11,185
Liberty Energy  237,509 6,220
National Energy Services
Reunited (1) 596,582 17,856
Noble  186,915 6,972
TechnipFMC  192,670 12,774
WaterBridge Infrastructure, Class A  1,278,876 43,827
Weatherford International  144,568 11,782
127,035
Oil, Gas & Consumable
Fuels  3.4%
California Resources  114,122 6,034
Cenovus Energy (CAD)  657,829 16,322
Denison Mines (CAD) (1) 1,880,812 5,769
Golar LNG  1,141,814 56,908
Gulfport Energy (1) 24,717 4,194
Magnolia Oil & Gas, Class A  271,243 6,938
PrairieSky Royalty (CAD)  1,401,084 31,356
Range Resources  25,331 942
Topaz Energy (CAD)  663,906 13,941
Viper Energy, Class A  403,004 17,087
WhiteHawk Minerals, Class A (1) 316,809 8,814
168,305
Total Energy 295,340
FINANCIALS  15.3%
Banks  8.3%
Atlantic Union Bankshares 577,366 24,428
Banc of California  1,512,133 30,893

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Byline Bancorp  65,682 2,474
Columbia Banking System  1,189,003 38,107
CRB Group, Acquisition Date:
1/28/22 - 1/15/26, Cost $14,149 (1)
(2)(3) 138,632 12,954
CRB Group, Warrants, 1/8/27,
Acquisition Date: 1/16/26,
Cost $— (1)(2)(3) 25,526 —
Dime Commercial Bancshares  505,914 20,565
Eastern Bankshares 1,700,672 37,823
Equity Bancshares, Class A  357,325 17,505
FB Financial  368,278 20,384
Five Star Bancorp  488,904 23,805
Flagstar Bank  1,334,784 19,942
Home BancShares 519,616 14,835
Kearny Financial  604,510 5,719
Live Oak Bancshares  525,631 21,467
OceanFirst Financial  525,173 10,257
Pinnacle Financial Partners  228,715 23,073
Prosperity Bancshares  126,404 9,231
ServisFirst Bancshares  65,658 5,696
SOUTHSTATE BANK  337,019 33,668
Texas Capital Bancshares  336,223 34,718
USCB Financial Holdings  370,149 7,573
415,117
Capital Markets  3.0%
Cboe Global Markets  44,108 10,704
iCapital , Acquisition Date: 3/10/25 -
4/17/25, Cost $6,286 (1)(2)(3) 449,040 7,634
Marex Group  91,900 5,601
Miami International Holdings (1) 778,478 28,928
StoneX Group (1) 357,022 42,307
TMX Group (CAD)  1,632,490 53,444
WisdomTree  211,633 3,585
152,203
Consumer Finance  0.3%
FirstCash Holdings  61,786 13,365
13,365
Financial Services  1.8%
HA Sustainable Infrastructure Capital  450,621 17,597
Marqeta , Class A (1) 4,379,985 17,783
PennyMac Financial Services  438,412 38,185
Rocket, Class A (1) 1,024,957 16,143
89,708
Insurance  1.9%
Definity Financial (CAD)  372,789 19,777
Hagerty, Class A (1) 692,510 8,255
Kinsale Capital Group  31,038 10,236
Lemonade (1) 102,858 6,691
Neptune Insurance Holdings, Class
A (1) 931,428 29,340
Root, Class A (1) 142,621 7,975
Skyward Specialty Insurance
Group (1) 61,352 3,580
Shares $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  4,209 8,727
94,581
Total Financials 764,974
HEALTH CARE  21.4%
Biotechnology  12.6%
4D Molecular Therapeutics (1) 368,160 4,897
Aktis Oncology (1) 358,947 11,569
Alkermes (1) 260,034 13,624
Arcus Biosciences (1) 141,216 4,354
Bicara Therapeutics (1) 1,156,976 34,351
Cabaletta Bio (1) 746,576 2,322
CG oncology (1) 166,519 11,831
Cytokinetics (1) 418,517 35,653
Denali Therapeutics (1) 1,274,515 32,781
Dianthus Therapeutics (1) 632,505 61,657
Dyne Therapeutics (1) 3,809,721 84,614
Erasca  (1) 1,768,897 32,406
Immatics  (1) 2,854,678 28,918
Immunome (1) 3,907,378 82,797
Immunovant  (1) 536,358 20,666
Ionis Pharmaceuticals (1) 7,921 628
Kodiak Sciences (1) 242,675 9,455
Kymera Therapeutics (1) 427,717 49,046
MapLight Therapeutics (1) 342,343 12,270
Oruka Therapeutics (1) 205,065 19,516
Perceptive Capital Solutions
SPAC/ Freenome Holdings PIPE (1)
(5) 615,045 6,022
Praxis Precision Medicines (1) 38,505 12,891
Prime Medicine (1) 783,011 2,889
Relay Therapeutics (1) 374,354 7,004
Shattuck Labs (1) 1,677,742 11,644
Stoke Therapeutics (1) 242,556 7,936
Travere Therapeutics (1) 137,967 7,838
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 11/7/25,
Cost $— (1)(2)(3) 77,751 722
Twist Bioscience (1) 95,599 9,835
Vaxcyte  (1) 201,831 11,732
631,868
Health Care Equipment &
Supplies  0.6%
iRadimed 28,403 2,714
Neogen  (1) 1,288,687 11,586
Procept Biorobotics  (1) 695,936 15,714
30,014
Health Care Providers &
Services  3.9%
Alignment Healthcare (1) 2,270,563 54,062
BrightSpring Health Services (1) 967,182 67,451
Guardant Health (1) 2,993 449
Guardian Pharmacy Services, Class
A (1) 186,548 7,811
Oscar Health, Class A (1) 1,646,407 46,955

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Surgery Partners (1) 1,128,078 18,952
195,680
Life Sciences Tools &
Services  2.6%
Adaptive Biotechnologies (1) 246,790 5,294
Alamar Biosciences (1) 190,941 5,173
Alamar Biosciences, Lockup
Shares, Acquisition Date: 1/8/26,
Cost $4,933 (1)(3) 341,355 9,247
BioLife Solutions (1) 1,361,108 38,438
Repligen  (1) 297,170 40,546
Sotera Health (1) 1,672,422 29,685
128,383
Pharmaceuticals  1.7%
Avalyn Pharma (1) 217,777 7,169
Crinetics Pharmaceuticals (1) 419,146 15,685
Elanco Animal Health (1) 1,533,638 37,743
Enliven Therapeutics (1) 72,240 3,666
Kardigan  (1) 398,570 9,506
Kardigan , Lockup Shares,
Acquisition Date: 9/4/25,
Cost $4,118 (1)(3) 306,999 7,322
Maze Therapeutics (1) 158,415 4,727
85,818
Total Health Care 1,071,763
INDUSTRIALS & BUSINESS
SERVICES  18.1%
Aerospace & Defense  4.8%
Applied Aerospace & Defense (1) 426,038 9,705
Beta Technologies, Class A (1) 544,654 9,123
Ducommun (1) 22,623 4,190
Karman Holdings (1) 267,640 13,361
Kratos Defense & Security
Solutions (1) 171,261 8,539
Loar Holdings (1) 904,724 72,930
Mercury Systems (1) 239,806 29,336
Park Aerospace  25,949 990
TAT Technologies (1) 23,286 1,123
VSE  393,468 89,907
239,204
Air Freight & Logistics  0.1%
Hub Group, Class A  86,731 3,798
3,798
Building Products  1.6%
AZZ  228,403 35,414
CSW Industrials  56,759 15,796
Griffon  58,982 5,752
Louisiana-Pacific  216,827 17,056
Modine Manufacturing (1) 30,512 8,147
Simpson Manufacturing  3,019 632
82,797
Commercial Services &
Supplies  1.0%
Casella Waste Systems, Class A (1) 275,142 26,680
Shares $ Value
(Cost and value in $000s)
‡
Clean Harbors (1) 78,959 23,589
50,269
Construction & Engineering  1.1%
API Group (1) 403,962 17,108
Argan  5,150 4,112
MYR Group (1) 33,839 16,933
WillScot Holdings  551,789 15,925
54,078
Electrical Equipment  0.6%
American Superconductor (1) 71,212 2,956
Atkore  48,403 3,681
Babcock & Wilcox Enterprises (1) 197,501 2,785
Fluence Energy (1) 130,717 2,599
FuelCell Energy (1) 102,920 3,706
Nextpower , Class A (1) 4,578 545
Shoals Technologies Group, Class
A (1) 239,624 2,372
Vicor  (1) 32,030 12,164
30,808
Ground Transportation  0.3%
Saia (1) 31,895 13,433
13,433
Machinery  6.6%
Alliance Laundry Holdings (1) 278,009 7,373
Atmus Filtration Technologies  378,064 19,277
CECO Environmental (1) 344,829 31,290
Enpro 75,281 28,376
Esab 576,531 56,863
ESCO Technologies  138,818 48,592
Federal Signal  93,075 11,959
Flowserve  199,540 14,798
Graco  23,123 1,748
Graham (1) 96,592 11,957
JBT Marel 194,688 28,230
RBC Bearings (1) 46,929 30,225
Spirax Group (GBP)  177,888 16,139
SPX Technologies (1) 65,702 16,108
Standex International  21,255 7,602
330,537
Professional Services  0.6%
Checkr , Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 291,546 2,364
UL Solutions, Class A  284,575 28,987
31,351
Trading Companies &
Distributors  1.4%
Diploma (GBP)  117,920 11,146
Finning International (CAD)  228,918 16,170
QXO (1) 920,377 15,904
SiteOne Landscape Supply (1) 250,359 28,644
71,864
Total Industrials & Business Services 908,139

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY  14.1%
Communications Equipment  0.6%
Filtronic (GBP) (1) 2,183,937 8,068
Ondas Inc (1) 740,666 6,103
Viasat  (1) 130,208 11,694
Viavi Solutions (1) 115,902 5,534
31,399
Electronic Equipment,
Instruments & Components  3.0%
Bel Fuse, Class B  87,490 29,138
Fabrinet (1) 28,465 15,999
Itron  (1) 60,230 5,212
LightPath Technologies, Class A (1) 135,531 2,216
Mirion Technologies (1) 2,799,492 50,195
Novanta (1) 108,520 17,606
OSI Systems (1) 24,377 5,331
Teledyne Technologies (1) 23,064 15,381
Unusual Machines (1) 74,066 1,652
Vishay Precision Group (1) 53,891 8,079
150,809
IT Services  0.0%
Whitefiber  (1) 14,793 575
575
Semiconductors & Semiconductor
Equipment  7.0%
Ambarella (1) 67,876 5,824
Ambiq Micro (1) 162,616 14,359
AXT (1) 85,525 6,165
CEVA (1) 227,415 10,725
Cohu  (1) 74,636 5,516
Entegris 7,140 1,284
FormFactor  (1) 110,947 17,744
GSI Technology (1) 36,799 284
Impinj  (1) 42,160 6,039
Kulicke & Soffa Industries  80,188 10,726
Lattice Semiconductor (1) 662,308 101,307
MACOM Technology Solutions
Holdings (1) 100,199 38,113
MaxLinear  (1) 134,626 17,236
Navitas Semiconductor (1) 273,115 4,894
Nova (1) 9,429 5,119
Onto Innovation (1) 49,426 18,705
PDF Solutions (1) 48,108 3,406
SiTime (1) 71,219 53,098
Synaptics  (1) 59,989 7,452
T1 Energy (1) 264,680 2,509
Ultra Clean Holdings (1) 67,937 9,687
Veeco Instruments (1) 95,508 7,240
Wolfspeed  (1) 45,364 2,189
349,621
Software  3.5%
Adeia 172,336 5,675
Aurora Innovation (1) 4,516,337 30,801
Shares $ Value
(Cost and value in $000s)
‡
BlackBerry (1) 1,815,845 22,970
Cellebrite DI (1) 303,691 4,434
Cipher Digital (1) 533,370 13,068
Cleanspark  (1) 379,687 5,525
Hut 8 (1) 158,536 18,302
InterDigital 179,031 50,689
Keel Infrastructure (1) 879,418 5,048
NextNav  (1) 303,638 5,414
Riot Platforms (1) 561,532 15,375
Xanadu Quantum Technologies,
Class B (1) 63,362 767
178,068
Technology Hardware, Storage &
Peripherals  0.0%
Infleqtion  (1) 172,917 2,303
2,303
Total Information Technology 712,775
MATERIALS  3.7%
Chemicals  1.4%
Element Solutions  1,056,531 50,450
Solstice Advanced Materials  235,827 20,894
71,344
Construction Materials  0.3%
Knife River (1) 168,498 14,095
14,095
Containers & Packaging  0.0%
International Paper  34,055 1,297
1,297
Metals & Mining  1.9%
Almonty Industries (1) 974,048 16,130
Capstone Copper (CAD) (1) 1,459,126 13,406
Materion 32,857 9,771
OR Royalties  1,344,727 42,534
Royal Gold  1,264 252
Warrior Met Coal  160,491 13,026
95,119
Paper & Forest Products  0.1%
Stella-Jones (CAD)  85,933 4,749
4,749
Total Materials 186,604
REAL ESTATE  3.4%
Health Care Real Estate
Investment Trusts  0.8%
CareTrust REIT, REIT  1,017,864 41,071
41,071
Industrial Real Estate Investment
Trusts  0.6%
EastGroup Properties, REIT  68,205 13,814
Terreno Realty, REIT  244,991 15,868
29,682

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management &
Development  0.5%
Landbridge, Class A  305,562 24,213
24,213
Residential Real Estate
Investment Trusts  0.3%
Flagship Communities REIT, REIT  742,742 15,672
15,672
Retail Real Estate Investment
Trusts  0.9%
Curbline Properties, REIT  1,547,717 47,051
47,051
Specialized Real Estate
Investment Trusts  0.3%
Blackstone Digital Infrastructure
Trust, REIT (1) 745,837 16,133
CubeSmart , REIT  13,410 533
16,666
Total Real Estate 174,355
UTILITIES  2.8%
Electric Utilities  1.2%
IDACORP  233,731 35,363
OGE Energy  474,577 23,093
58,456
Gas Utilities  0.8%
Chesapeake Utilities  310,803 38,067
38,067
Independent Power & Renewable
Electricity Producer  0.2%
Fervo Energy, Class A (1) 374,707 10,953
10,953
Water Utilities  0.6%
California Water Service Group  391,737 19,058
Middlesex Water  202,375 11,365
30,423
Total Utilities 137,899
Total Miscellaneous Common
Stocks  1.9% (6) 95,667
Total Common Stocks (Cost
$3,435,122) 4,850,066
CONVERTIBLE PREFERRED STOCKS  3.0%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,027
1,027
Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(3) 1,098,082 933
933
Total Consumer Discretionary 1,960
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $1,682 (1)(2)(3) 91,080 —
Total Consumer Staples —
HEALTH CARE  0.7%
Biotechnology  0.2%
Mirador Therapeutics, Series
B, Acquisition Date: 7/31/25,
Cost $4,149 (1)(2)(3) 1,257,256 4,149
Ollin Biosciences, Series B,
Acquisition Date: 6/2/26,
Cost $1,287 (1)(2)(3) 429,162 1,287
Treeline Biosciences, Series
A-2, Acquisition Date: 11/7/25,
Cost $4,463 (1)(2)(3) 518,338 4,811
10,247
Health Care Equipment &
Supplies  0.2%
Kardium , Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,393
Kardium , Series D-7, Acquisition
Date: 6/9/25, Cost $2,543 (1)(2)(3) 5,239,290 3,391
Kardium , Series D-8, Acquisition
Date: 6/6/25, Cost $2,338 (1)(2)(3) 3,613,113 2,339
8,123
Health Care Providers &
Services  0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,010 (1)(2)(3) 2,080,305 624
624
Life Sciences Tools &
Services  0.3%
Cellares , Series D, Acquisition Date:
12/12/25, Cost $4,922 (1)(2)(3) 410,614 4,922
Cleerly , Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(3) 214,212 3,760
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $3,365 (1)(2)(3) 320,851 1,046
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 2,290
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(3) 155,519 2,067
14,085
Total Health Care 33,079

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  0.8%
Aerospace & Defense  0.4%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 85,921 5
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(3) 1,087,799 3,938
Epirus, Series D, Acquisition Date:
1/21/25, Cost $608 (1)(2)(3) 219,044 793
VSE, 5.75%, 2/1/29  253,983 14,647
19,383
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 654
Flexe , Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(3) 78,800 293
947
Electrical Equipment  0.0%
CelLink , Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(3) 142,571 2,672
2,672
Machinery  0.2%
Esab PIPE, Series A, Acquisition
Date: 2/2/26, Cost $12,307 (1)(3) 12,307 8,901
8,901
Professional Services  0.2%
Checkr , Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 393,660 3,193
Checkr , Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 627,795 5,091
8,284
Total Industrials & Business Services 40,187
INFORMATION
TECHNOLOGY  1.0%
Electronic Equipment,
Instruments & Components  0.4%
Novanta, 6.50%, 11/1/28  289,539 19,515
19,515
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)
(3) 162,965 69
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(3) 50,834 21
90
Semiconductors & Semiconductor
Equipment  0.4%
Lightmatter , Series D, Acquisition
Date: 10/11/24, Cost $4,513 (1)(2)(3) 56,255 4,694
Sifive , Series G, Acquisition Date:
3/2/26, Cost $12,303 (1)(2)(3) 1,410,241 15,823
20,517
Shares $ Value
(Cost and value in $000s)
‡
Software  0.2%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 7,188
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(3) 154,275 2,359
SecurityScorecard , Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 613,641 1,442
10,989
Total Information Technology 51,111
MATERIALS  0.5%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(3) 88,718 4,176
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(2)(3) 128,029 1,929
6,105
Metals & Mining  0.4%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(3) 112,792 12,702
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(3) 52,690 5,933
18,635
Total Materials 24,740
Total Convertible Preferred Stocks
(Cost $170,508) 151,077
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve
Fund, 3.69% (7)(8) 25,685,840 25,686
Total Short-Term Investments
(Cost $25,686) 25,686
Total Investments in Securities
100.0% of Net Assets
(Cost $3,631,316) $ 5,026,829

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $162,162 and represents 3.2% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at June 30, 2026, was $6,150 and was valued at $6,022 (0.1% of net assets).
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.69% $ —# $ — $ 642+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government Reserve Fund, 3.69% $ 23,180  ¤  ¤ $ 25,686^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $642 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $25,686.

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,631,316) $ 5,026,829
Receivable for investment securities sold 38,908
Dividends receivable 1,948
Receivable for shares sold 1,061
Cash 891
Other assets 77
Total assets 5,069,714
Liabilities
Payable for investment securities purchased 39,160
Payable for shares redeemed 2,552
Investment management fees payable 2,533
Due to affiliates 14
Payable to directors 3
Other liabilities 160
Total liabilities 44,422
NET ASSETS $ 5,025,292
Net Assets Consist of:
Total distributable earnings (loss) $ 1,884,518
Paid-in capital applicable to 171,410,003 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 3,140,774
NET ASSETS $ 5,025,292
NET ASSET VALUE PER SHARE $ 29.32

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $336) $ 15,504
.
  Interest 3
Other 39
Total income 15,546
Expenses
Investment management 14,971
Shareholder servicing 5
Prospectus and shareholder reports 11
Custody and accounting 154
Legal and audit 29
Registration 17
Directors 6
Miscellaneous 34
Total expenses 15,227
Net investment income 319
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 409,396
Foreign currency transactions (108)
Net realized gain 409,288
Change in net unrealized gain / loss
Securities 448,721
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss 448,720
Net realized and unrealized gain / loss 858,008
INCREASE IN NET ASSETS FROM OPERATIONS
$ 858,327

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 319 $ 7,457
Net realized gain 409,288 433,250
Change in net unrealized gain / loss 448,720 (114,737)
Increase in net assets from operations 858,327 325,970
Distributions to shareholders
Net earnings – (427,140)
Capital share transactions
*
Shares sold 125,907 629,052
Distributions reinvested – 427,055
Shares redeemed (406,362) (1,035,201)
Increase (decrease) in net assets from capital share transactions (280,455) 20,906
Net Assets
Increase (decrease) during period 577,872 (80,264)
Beginning of period 4,447,420 4,527,684
End of period $ 5,025,292 $ 4,447,420
*Share information (000s)
Shares sold 4,793 24,159
Distributions reinvested – 17,502
Shares redeemed (15,777) (41,274)
Increase (decrease) in shares outstanding (10,984) 387

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain
(loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. Rowe Price Institutional Small-Cap Stock Fund

valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. Rowe Price Institutional Small-Cap Stock Fund

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $(2,210,000) for the six months ended June 30, 2026.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,568,348 $ 253,040 $ 28,678 $ 4,850,066
Convertible Preferred Stocks 34,162 8,901 108,014 151,077
Short-Term Investments 25,686 — — 25,686
Total $ 4,628,196 $ 261,941 $ 136,692 $ 5,026,829
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 19,481 $ (2,875) $ 12,090 $ (18) $ 28,678
Convertible Preferred Stocks 103,240 97 13,590 (8,913) 108,014
Total $ 122,721 $ (2,778) $ 25,680 $ (8,931) $ 136,692

T. Rowe Price Institutional Small-Cap Stock Fund

the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,027,410,000 and $2,301,899,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was
$3,639,195,000. Net unrealized gain aggregated $1,387,632,000 at period-end, of which $1,551,905,000 related to appreciated investments and $164,273,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.

T. Rowe Price Institutional Small-Cap Stock Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates and $5,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $73,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
Expense limitation 0.05%
Expense limitation date 02/28/29
(Waived)/repaid during the period ($000s) $—

T. Rowe Price Institutional Small-Cap Stock Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment
Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the
Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory
Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and
Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser.
These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations;
and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.

T. ROWE PRICE Institutional Small-Cap Stock Fund

In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T.
Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many other T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that caps the fund’s operating expenses at 0.05%. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge
(Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

T. ROWE PRICE Institutional Small-Cap Stock Fund

similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E129-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026